Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
Total cash, cash equivalents, and restricted cash are summarized as follows (in thousands):

	December 31,
	2020	2019
Cash and cash equivalents	$27,344	$22,647
Restricted cash	1,006	150
Total cash, cash equivalents, and restricted cash	$28,350	$22,797

Schedule of Estimated Amortization Expenses
The following table summarizes the estimated amortization of intangibles for the five years subsequent to December 31, 2020, and thereafter (in thousands):

2021	$1,157
2022	1,052
2023	586
2024	128
2025 and thereafter	18
Total	$2,941

Summary of Disaggregation of Revenue	Revenue consists of the following (in thousands):

	Year Ended December 31,
	2020	2019
Online	$140,728	$82,286
Wholesale	8,029	272

Total revenue	$148,757	$82,558